Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	142,277	136,993	21,497
Leasehold improvements	131,923	139,087	21,825
Buildings	4,308	4,109	645
Furniture and fixtures	16,860	16,541	2,596
Vehicles	19,925	19,419	3,047
Software	185,118	190,100	29,831
Others	2,102	2,102	330
Subtotal	502,513	508,351	79,770
Less: Accumulated depreciation	(435,393)	(452,759)	(71,047)
Property and equipment subject to depreciation	67,120	55,592	8,723
Construction in progress	44,577	42,567	6,680
Total	111,697	98,159	15,403